VESSEL UNDER CAPITAL LEASE, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2019 vessel	Dec. 31, 2019 tax_lease
Property, Plant and Equipment [Line Items]
Number of leased shipping vessels		1	1	1
Cost
As of January 1, and December 31,		$ 174,511
Depreciation and amortization
As of January 1	$ (59,800)
Charge for the year	(6,278)
As of December 31	(66,078)	(59,800)
Net book value as at December 31	108,433
Cost
As of January 1		174,511
Additions		13,800
Write-off of fully depreciated and amortized asset		(8,129)
As of December 31	174,511	168,840
Depreciation and amortization
As of January 1	(59,800)	(62,895)
Charge for the year		(5,034)
Write-off of fully depreciated and amortized asset		8,129
As of December 31		(59,800)
Net book value as at December 31	114,711
Vessels
Cost
As of January 1, and December 31,		163,231
Depreciation and amortization
As of January 1	(59,425)
Charge for the year	(4,022)
As of December 31	(63,447)	(59,425)
Net book value as at December 31	99,784
Cost
As of January 1		163,231
Additions		2,696
Write-off of fully depreciated and amortized asset		0
As of December 31	163,231	160,535
Depreciation and amortization
As of January 1	(59,425)	(55,510)
Charge for the year		(3,915)
Write-off of fully depreciated and amortized asset		0
As of December 31		(59,425)
Net book value as at December 31	103,806
Drydocking expenditure
Cost
As of January 1, and December 31,		11,280
Depreciation and amortization
As of January 1	(375)
Charge for the year	(2,256)
As of December 31	(2,631)	(375)
Net book value as at December 31	8,649
Cost
As of January 1		11,280
Additions		11,104
Write-off of fully depreciated and amortized asset		(8,129)
As of December 31	11,280	8,305
Depreciation and amortization
As of January 1	(375)	(7,385)
Charge for the year		(1,119)
Write-off of fully depreciated and amortized asset		8,129
As of December 31		$ (375)
Net book value as at December 31	$ 10,905